INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2011
INCOME TAXES
Schedule of components of the provision for income taxes

Years Ended September 30,	2011	2010	2009
	(in thousands)

Current:
Federal	$42,377	$31,312	$45,780
Foreign	14,259	13,215	13,442
State	8,112	1,937	8,889

	64,748	46,464	68,111

Deferred:
Federal	185,076	100,206	148,367
Foreign	(4,117)	7,846	2,865
State	6,692	(2,361)	8,507

	187,651	105,691	159,739

Total provision	$252,399	$152,155	$227,850

Schedule of domestic and foreign income before income taxes and equity in income of affiliate

Years Ended September 30,	2011	2010	2009
	(in thousands)
Domestic	$666,073	$389,383	$571,028
Foreign	20,994	48,853	27,257

	$687,067	$438,236	$598,285

Schedule of components of net deferred tax liabilities

September 30,	2011	2010
	(in thousands)
Deferred tax liabilities:
Property, plant and equipment	$898,657	$703,404
Available-for-sale securities	119,464	107,917
Other	62	136

Total deferred tax liabilities	1,018,183	811,457

Deferred tax assets:
Pension reserves	14,260	15,549
Self-insurance reserves	8,344	4,249
Net operating loss and foreign tax credit carryforwards	54,967	45,343
Financial accruals	36,672	31,102
Other	3,224	3,456

Total deferred tax assets	117,467	99,699
Valuation allowance	54,709	45,343

Net deferred tax assets	62,758	54,356

Net deferred tax liabilities	$955,425	$757,101

Schedule of effective income tax rates as compared to the U.S. Federal income tax rate

Years Ended September 30,	2011	2010	2009

U.S. Federal income tax rate	35%	35%	35%
Effect of foreign taxes	1	1	1
State income taxes	1	(1)	2

Effective income tax rate	37%	35%	38%

Schedule of reconciliation of the change in the entity's gross unrecognized tax benefits

September 30,	2011	2010
	(in thousands)
Unrecognized tax benefits at October 1,	$5,549	$5,244
Gross decreases – tax positions in prior periods	(249)	—
Gross increases – tax positions in prior periods	2,561	177
Gross increases – current period effect of tax positions	434	128
Expiration of statute of limitations for assessments	(1,417)	—

Unrecognized tax benefits at September 30	$6,878	$5,549